Carillon Eagle Growth & Income Fund
SUMMARY OF CARILLON EAGLE GROWTH & INCOME FUND | 3.1.2019
Investment objective
The Carillon Eagle Growth & Income Fund (“Growth & Income Fund” or the “fund”) primarily seeks long-term capital appreciation and, secondarily, seeks current income.
Fees and expenses of the fund
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Growth & Income Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Carillon Family of Funds. More information about these and other discounts is available from your financial professional, on page 82 of the fund’s Prospectus and on page 44 of the fund’s Statement of Additional Information. Although the fund does not impose any sales charge on Class I shares, you may pay a commission to your broker on your purchases and sales of those shares, which is not reflected in the tables or Example below.
Shareholder fees<br/>(fees paid directly from your investment):
Shareholder Fees - Carillon Eagle Growth & Income Fund	Class A		Class C		Class I	Class Y	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[1]	none	none	none	none	none
Redemption Fee	none		none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of a Carillon mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale. If you sell Class C shares less than one year after purchase, you will pay a 1% CDSC at the time of sale.

Annual fund operating expenses<br/>(expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Carillon Eagle Growth & Income Fund		Class A		Class C	Class I	Class Y	Class R-3		Class R-5	Class R-6
Management Fees		0.47%		0.47%	0.47%	0.47%	0.47%		0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%		1.00%	none	0.25%	0.50%		none	none
Other Expenses		0.25%	[1]	0.26%	0.25%	0.71%	0.33%	[1]	0.31%	0.17%
Total Annual Fund Operating Expenses		0.97%		1.73%	0.72%	1.43%	1.30%		0.78%	0.64%
Fee Waiver and/or Expense Reimbursement	[2]	none		none	none	(0.18%)	none		none	none
Total Annual Fund Operating Expenses	[3]	0.97%		1.73%	0.72%	1.25%	1.30%		0.78%	0.64%
[1]	Other expenses have been restated to reflect the current administrative services fee rate.
[2]	Carillon Tower Advisers, Inc. (“Carillon”) has contractually agreed to waive its investment advisory fee and/or reimburse certain expenses of the fund to the extent that: annual operating expenses of each class exceed a percentage of that class’ average daily net assets through February 29, 2020 as follows: Class A - 1.25%, Class C – 2.00%, Class I - 0.95%, Class Y – 1.25%, Class R-3 - 1.50%, Class R-5 – 0.95%, and Class R-6 – 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies (acquired fund fees and expenses), dividends, and extraordinary expenses. The contractual fee waiver can be changed only with the approval of a majority of the fund’s Board of Trustees. Any reimbursement of fund expenses or reduction in Carillon’s investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.
[3]	After

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same, except that the example reflects the fee waiver/expense reimbursement arrangement for each share class through February 29, 2020. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Carillon Eagle Growth & Income Fund - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	569	769	986	1,608
Class C	276	545	939	2,041
Class I	74	230	401	894
Class Y	127	435	765	1,698
Class R-3	132	412	713	1,568
Class R-5	80	249	433	966
Class R-6	65	205	357	798

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.
Principal investment strategies
During normal market conditions, the Growth & Income Fund seeks to achieve its objective by investing primarily in domestic equity securities (predominantly common stocks) that the portfolio managers believe are high-quality, financially strong companies that pay above-market dividends, have cash resources (i.e. free cash flow) and a history of raising dividends. The portfolio managers select companies based in part upon their belief that those companies have the following characteristics: (1) yield or dividend growth at or above the S&P 500 Index; (2) potential for growth; and (3) stock price below its estimated intrinsic value. The fund generally sells securities when their price appreciations reach or exceed sustainable levels, a company’s fundamentals deteriorate, or a more attractive investment opportunity develops. Equity securities purchased by the fund typically include common stocks, convertible securities, preferred stocks, and real estate investment trusts (“REITs”). In addition, the fund generally invests in mid- and large-capitalization companies that are diversified across different industries and sectors. From time to time, the fund’s portfolio may include the stocks of fewer companies than other diversified funds.

The fund also may own a variety of other securities that, in the opinion of the fund’s portfolio managers, offer prospects for meeting the fund’s investment goals. These securities include equity securities of companies economically tied to countries outside of the U.S.
Principal risks
The greatest risk of investing in the fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. An investment in the fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Investments in this fund are subject to the following primary risks, which are described in alphabetical order and not in order of importance or potential exposure:
  Equity securities are subject to stock market risk.
  Common stock.  The value of a company's common stock may fall as a result of factors affecting the company, companies in the same industry or sector, or the financial markets overall. Common stock generally is subordinate to preferred stock upon the liquidation or bankruptcy of the issuing company;

  Preferred stock.  Preferred stocks are sensitive to movements in interest rates. Preferred stocks may be less liquid than common stocks and, unlike common stocks, participation in the growth of an issuer may be limited. Distributions on preferred stocks generally are payable at the discretion of an issuer and after required payments to bond holders;

  Convertible securities.  Convertible securities are subject to the risk that the credit standing of the issuer may have an effect on the convertible securities’ investment value. Convertible securities also are sensitive to movements in interest rates;

  REITs.  Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values;

  Dividend-Paying Stocks.  Securities of companies that have historically paid a high dividend yield may reduce or discontinue their dividends, reducing the yield of the Fund. Low priced securities in the fund may be more susceptible to these risks. Past dividend payments are not a guarantee of future dividend payments. Also, the market return of high dividend yield securities, in certain market conditions, may perform worse than other investment strategies or the overall stock market.
  Focused holdings risk is the risk of a fund holding a core portfolio of securities of fewer companies than other diversified funds, which means that the increase or decrease of the value of a single investment may have a greater impact on the fund’s NAV and total return when compared to other diversified funds;
  Foreign security risks, which are potential risks not associated with U.S. investments, include, but are not limited to: (1) currency exchange rate fluctuations, (2) political and financial instability, (3) less liquidity, (4) lack of uniform accounting, auditing and financial reporting standards, (5) increased volatility, (6) less government regulation and supervision of foreign stock exchanges, brokers and listed companies, and (7) delays in transaction settlement in some foreign markets. Foreign security risk may also apply to ADRs, GDRs and EDRs;
  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Mid-cap company risk arises because mid-cap companies may have narrower commercial markets, limited managerial and financial resources, more volatile performance, and less liquid stock, compared to larger, more established companies;
  Stock market risk is the risk of broad stock market decline or volatility or a decline in particular holdings in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment.
  Value stock risk arises from the possibility that a stock’s intrinsic value may not be fully realized by the market.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. Each of the fund’s share classes is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same sales charges and expenses. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at carillontower.com.

During 10 year period	Return	Quarter Ended
(Class A shares):
Best Quarter	23.28%	June 30, 2009
Worst Quarter	(11.94)%	September 30, 2011

The returns in the preceding bar chart and table do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2018): <br/><br/>Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns - Carillon Eagle Growth & Income Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime (if less than 10 yrs)
Class A	Dec. 15, 1986	(6.50%)	5.99%	11.28%
Class A | After Taxes on Distributions	Dec. 15, 1986	(8.59%)	4.78%	10.29%
Class A | After Taxes on Distributions and Sale of Fund Shares	Dec. 15, 1986	(2.37%)	4.60%	9.29%
Class C	Apr. 03, 1995	(2.62%)	6.21%	10.99%
Class I	Mar. 18, 2009	(1.64%)	7.31%		13.85%
Class I | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	Mar. 18, 2009				14.84%
Class Y	Nov. 20, 2017	(2.18%)			2.82%
Class Y | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	Nov. 20, 2017				(0.71%)
Class R-3	Sep. 30, 2009	(2.19%)	6.65%		9.68%
Class R-3 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	Sep. 30, 2009				12.10%
Class R-5	Dec. 28, 2009	(1.65%)	7.20%		10.16%
Class R-5 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	Dec. 28, 2009				11.58%
Class R-6	Aug. 15, 2011	(1.51%)	7.36%		11.46%
Class R-6 | S&P 500® Index (reflects no deduction for fees, expenses or taxes)	Aug. 15, 2011				12.80%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)		(4.38%)	8.49%	13.12%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) plan or individual retirement account (“IRA”). After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class Y, Class R-3, Class R-5, and Class R-6 will vary. The return after taxes on distributions and sale of fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of fund shares at the end of the measurement period.